Quarterly Report
June 30, 2026
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673) or visiting www.statestreet.com/SectorETFs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673) or visiting www.statestreet.com/SectorETFs. Please read the prospectus carefully before you invest.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.2%
AT&T, Inc.	47,115,353	$975,287,807
Comcast Corp. Class A	42,511,734	1,043,663,070
Verizon Communications, Inc.	23,311,610	987,013,567
		3,005,964,444
ENTERTAINMENT — 29.2%
Electronic Arts, Inc.	5,021,228	1,029,552,589
Live Nation Entertainment, Inc. (a) (b)	5,609,101	1,027,082,484
Netflix, Inc. (a)	13,979,243	998,117,950
Take-Two Interactive Software, Inc. (a)	4,176,865	1,044,132,713
TKO Group Holdings, Inc. (b)	2,643,898	532,243,106
Walt Disney Co.	10,437,076	1,004,568,565
Warner Bros Discovery, Inc. (a)	37,971,662	1,012,324,509
		6,648,021,916
INTERACTIVE MEDIA & SERVICES — 36.9%
Alphabet, Inc. Class A	7,083,951	2,531,591,569
Alphabet, Inc. Class C	5,710,021	2,017,521,720
Meta Platforms, Inc. Class A	6,838,735	3,852,191,038
		8,401,304,327
MEDIA — 16.0%
Charter Communications, Inc. Class A (a) (b)	3,511,162	499,322,348
EchoStar Corp. Class A (a) (b)	5,721,598	580,742,197
Fox Corp. Class A	8,375,063	436,843,286
Fox Corp. Class B	5,837,736	273,439,554
News Corp. Class A	15,320,010	380,395,848
News Corp. Class B (b)	5,058,467	141,940,584
Omnicom Group, Inc. (b)	11,965,848	871,472,710
Paramount Skydance Corp. Class B (b)	13,243,073	130,576,700
Trade Desk, Inc. Class A (a)	17,927,454	324,128,369
		3,638,861,596
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
T-Mobile U.S., Inc.	5,909,037	$991,122,776
TOTAL COMMON STOCKS (Cost $21,540,805,434)		22,685,275,059
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	18,323,895	18,323,895
State Street Navigator Securities Lending Portfolio II (e) (f)	184,670,280	184,670,280
TOTAL SHORT-TERM INVESTMENTS (Cost $202,994,175)		202,994,175
TOTAL INVESTMENTS — 100.6% (Cost $21,743,799,609)		22,888,269,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(138,383,617)
NET ASSETS — 100.0%		$22,749,885,617

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Communication Services Select Sector Index (long)	257	09/18/2026	$37,982,236	$36,323,738	$(1,658,498)
See accompanying notes to Schedule of Investments.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,685,275,059	$—	$—	$22,685,275,059
Short-Term Investments	202,994,175	—	—	202,994,175
TOTAL INVESTMENTS	$22,888,269,234	$—	$—	$22,888,269,234
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,658,498)	$—	$—	$(1,658,498)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,658,498)	$—	$—	$(1,658,498)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
EchoStar Corp.	—	$—	$1,326,289,460	$678,147,056	$(36,075,780)	$— *	—	$— *	$—
News Corp.	17,366,229	533,316,893	585,315,947	647,795,559	(51,390,200)	— *	—	— *	1,260,601
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,039,952	8,039,952	615,040,530	604,756,587	—	—	18,323,895	18,323,895	1,243,267
State Street Navigator Securities Lending Portfolio II	421,406,591	421,406,591	6,227,899,823	6,464,636,134	—	—	184,670,280	184,670,280	971,491
TKO Group Holdings, Inc.	3,182,905	642,819,494	834,523,816	946,704,518	93,758,639	— *	—	— *	7,607,909
Trade Desk, Inc.	20,559,686	1,007,630,211	649,102,791	747,136,962	(547,888,143)	— *	—	— *	—
Total		$2,613,213,141	$10,238,172,367	$10,089,176,816	$(541,595,484)	$—		$202,994,175	$11,083,268

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2026.
*	As of June 30, 2026, no longer an affiliate.
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.3%
Aptiv PLC (a)	1,192,495	$73,195,343
AUTOMOBILES — 22.7%
Ford Motor Co.	22,059,534	306,627,523
General Motors Co.	5,082,002	391,720,714
Tesla, Inc. (a)	10,577,584	4,448,931,830
		5,147,280,067
BROADLINE RETAIL — 23.5%
Amazon.com, Inc. (a)	21,119,610	5,033,647,847
eBay, Inc.	2,502,546	279,659,516
		5,313,307,363
DISTRIBUTORS — 0.4%
Genuine Parts Co. (b)	775,526	91,496,557
HOTELS, RESTAURANTS & LEISURE — 25.2%
Airbnb, Inc. Class A (a)	2,355,590	337,084,929
Booking Holdings, Inc.	4,367,348	778,436,108
Carnival Corp. Ltd.	7,250,910	207,158,499
Chipotle Mexican Grill, Inc. (a)	7,229,946	245,818,164
Darden Restaurants, Inc.	645,402	132,959,266
Domino's Pizza, Inc. (b)	172,451	51,052,394
DoorDash, Inc. Class A (a)	2,132,936	393,590,680
Expedia Group, Inc.	645,357	165,133,949
Hilton Worldwide Holdings, Inc.	1,283,099	424,012,896
Las Vegas Sands Corp.	1,680,237	77,610,147
Marriott International, Inc. Class A	1,233,568	457,147,965
McDonald's Corp.	3,480,977	940,942,893
MGM Resorts International (a)	1,081,293	51,696,618
Norwegian Cruise Line Holdings Ltd. (a)	2,587,133	54,614,378
Royal Caribbean Cruises Ltd. (b)	1,405,780	446,377,323
Starbucks Corp.	6,423,567	656,424,312
Wynn Resorts Ltd. (b)	472,603	45,885,025
Yum! Brands, Inc.	1,553,513	248,344,588
		5,714,290,134
HOUSEHOLD DURABLES — 3.6%
Dr. Horton, Inc.	1,486,458	242,114,279
Garmin Ltd.	923,937	219,471,995
Lennar Corp. Class A	1,212,900	109,755,321
NVR, Inc. (a)	15,211	103,638,627
PulteGroup, Inc.	1,073,393	147,280,254
		822,260,476
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	757,433	62,556,391
Security Description	Shares	Value
SPECIALTY RETAIL — 20.9%
AutoZone, Inc. (a)	92,866	$296,794,165
Best Buy Co., Inc.	1,104,164	83,783,964
Carvana Co. (a) (b)	4,037,226	265,730,215
Home Depot, Inc.	3,742,268	1,319,823,078
Lowe's Cos., Inc.	3,156,610	696,000,939
O'Reilly Automotive, Inc. (a)	4,670,857	430,139,221
Ross Stores, Inc.	1,815,726	386,477,279
TJX Cos., Inc.	5,865,718	888,656,277
Tractor Supply Co.	2,955,311	93,417,381
Ulta Beauty, Inc. (a)	245,478	110,705,669
Williams-Sonoma, Inc.	663,656	154,698,214
		4,726,226,402
TEXTILES, APPAREL & LUXURY GOODS — 3.0%
Deckers Outdoor Corp. (a)	799,885	79,420,582
Lululemon Athletica, Inc. (a) (b)	590,086	67,376,020
NIKE, Inc. Class B	6,760,747	277,528,664
Ralph Lauren Corp.	217,806	87,429,506
Tapestry, Inc.	1,138,813	166,699,447
		678,454,219
TOTAL COMMON STOCKS (Cost $22,641,176,914)		22,629,066,952
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d) (Cost $17,504,034)	17,504,034	17,504,034
TOTAL INVESTMENTS — 100.0% (Cost $22,658,680,948)		22,646,570,986
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		5,518,509
NET ASSETS — 100.0%		$22,652,089,495

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

*	Amount is less than 0.05% of net assets.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	96	09/18/2026	$23,232,317	$22,968,000	$(264,317)
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,629,066,952	$—	$—	$22,629,066,952
Short-Term Investment	17,504,034	—	—	17,504,034
TOTAL INVESTMENTS	$22,646,570,986	$—	$—	$22,646,570,986
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(264,317)	$—	$—	$(264,317)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(264,317)	$—	$—	$(264,317)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,811,377	$17,811,377	$254,543,176	$254,850,519	$—	$—	17,504,034	$17,504,034	$537,093
State Street Navigator Securities Lending Portfolio II	525,683	525,683	772,804,783	773,330,466	—	—	—	—	152,441
Total		$18,337,060	$1,027,347,959	$1,028,180,985	$—	$—		$17,504,034	$689,534
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 20.5%
Brown-Forman Corp. Class B (a)	1,489,155	$39,685,981
Coca-Cola Co.	11,481,817	933,127,267
Constellation Brands, Inc. Class A	1,233,598	171,581,146
Keurig Dr. Pepper, Inc. (a)	12,034,858	393,900,902
Molson Coors Beverage Co. Class B (a)	1,419,113	55,288,642
Monster Beverage Corp. (b)	6,315,230	607,019,908
PepsiCo, Inc.	4,351,789	589,232,231
		2,789,836,077
CONSUMER STAPLES DISTRIBUTION & RETAIL — 33.3%
Casey's General Stores, Inc.	326,915	259,828,773
Costco Wholesale Corp.	1,315,503	1,230,613,591
Dollar General Corp.	1,948,024	224,237,043
Dollar Tree, Inc. (b)	1,601,876	193,746,902
Kroger Co.	5,017,498	278,621,664
Sysco Corp.	4,229,776	353,524,678
Target Corp.	4,017,427	524,716,141
Walgreens Boots Alliance, Inc. (b)	16,497	8,743
Walmart, Inc.	12,999,430	1,472,315,442
		4,537,612,977
FOOD PRODUCTS — 14.8%
Archer-Daniels-Midland Co.	4,263,164	325,705,730
Bunge Global SA	1,201,332	128,218,164
General Mills, Inc.	4,720,697	164,280,256
Hershey Co.	1,311,182	230,046,882
Hormel Foods Corp.	2,579,804	64,030,735
J.M. Smucker Co.	943,363	106,128,337
Kraft Heinz Co. (a)	7,551,955	178,377,177
McCormick & Co., Inc.	2,246,660	113,276,597
Mondelez International, Inc. Class A	9,785,771	566,008,995
Tyson Foods, Inc. Class A	2,495,504	142,867,604
		2,018,940,477
HOUSEHOLD PRODUCTS — 16.7%
Church & Dwight Co., Inc.	2,095,888	203,049,629
Clorox Co.	1,069,609	102,083,483
Colgate-Palmolive Co.	6,982,221	640,130,021
Kimberly-Clark Corp. (a)	2,936,179	322,304,369
Security Description	Shares	Value
Procter & Gamble Co.	6,904,673	$1,012,501,249
		2,280,068,751
PERSONAL CARE PRODUCTS — 3.6%
Estee Lauder Cos., Inc. Class A	2,187,402	172,695,388
Kenvue, Inc.	16,983,502	324,554,723
		497,250,111
TOBACCO — 10.7%
Altria Group, Inc.	8,588,142	617,916,817
Philip Morris International, Inc.	4,621,385	836,054,760
		1,453,971,577
TOTAL COMMON STOCKS (Cost $15,849,293,378)		13,577,679,970
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	15,897,561	15,897,561
State Street Navigator Securities Lending Portfolio II (e) (f)	76,539,033	76,539,033
TOTAL SHORT-TERM INVESTMENTS (Cost $92,436,594)		92,436,594
TOTAL INVESTMENTS — 100.3% (Cost $15,941,729,972)		13,670,116,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(41,602,879)
NET ASSETS — 100.0%		$13,628,513,685

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	627	09/18/2026	$54,290,169	$52,968,960	$(1,321,209)
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,577,671,227	$8,743	$—	$13,577,679,970
Short-Term Investments	92,436,594	—	—	92,436,594
TOTAL INVESTMENTS	$13,670,107,821	$8,743	$—	$13,670,116,564
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,321,209)	$—	$—	$(1,321,209)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,321,209)	$—	$—	$(1,321,209)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,628,189	$33,628,189	$702,558,980	$720,289,608	$—	$—	15,897,561	$15,897,561	$787,451
State Street Navigator Securities Lending Portfolio II	112,045,716	112,045,716	3,255,108,645	3,290,615,328	—	—	76,539,033	76,539,033	280,247
Total		$145,673,905	$3,957,667,625	$4,010,904,936	$—	$—		$92,436,594	$1,067,698
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 10.3%
Baker Hughes Co.	24,618,395	$1,366,320,923
Halliburton Co.	20,730,558	703,802,444
SLB Ltd.	34,834,088	1,619,436,751
		3,689,560,118
OIL, GAS & CONSUMABLE FUELS — 89.5%
APA Corp. (a)	8,771,425	285,685,312
Chevron Corp.	31,004,908	5,139,373,550
ConocoPhillips	20,176,859	2,097,586,262
Devon Energy Corp.	28,610,696	1,182,193,959
Diamondback Energy, Inc.	4,816,822	846,700,971
EOG Resources, Inc.	12,245,705	1,588,635,310
EQT Corp.	15,521,352	825,270,286
Expand Energy Corp.	5,936,551	541,354,086
Exxon Mobil Corp.	52,965,823	7,241,487,320
Kinder Morgan, Inc.	48,584,350	1,553,241,669
Marathon Petroleum Corp.	6,232,175	1,593,380,182
Occidental Petroleum Corp.	18,017,847	875,126,829
ONEOK, Inc. (a)	15,634,435	1,359,257,779
Phillips 66 Co.	9,282,232	1,569,161,320
Targa Resources Corp.	5,326,383	1,428,216,338
Texas Pacific Land Corp. (a)	1,437,744	629,214,284
Valero Energy Corp.	6,065,810	1,579,779,556
Williams Cos., Inc.	21,600,601	1,605,788,678
		31,941,453,691
TOTAL COMMON STOCKS (Cost $34,598,423,933)		35,631,013,809
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	48,227,166	$48,227,166
State Street Navigator Securities Lending Portfolio II (d) (e)	30,448,968	30,448,968
TOTAL SHORT-TERM INVESTMENTS (Cost $78,676,134)		78,676,134
TOTAL INVESTMENTS — 100.0% (Cost $34,677,100,067)		35,709,689,943
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(12,433,553)
NET ASSETS — 100.0%		$35,697,256,390

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	585	09/18/2026	$70,749,900	$65,683,800	$(5,066,100)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$35,631,013,809	$—	$—	$35,631,013,809
Short-Term Investments	78,676,134	—	—	78,676,134
TOTAL INVESTMENTS	$35,709,689,943	$—	$—	$35,709,689,943
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(5,066,100)	$—	$—	$(5,066,100)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,066,100)	$—	$—	$(5,066,100)
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,465,791	$35,465,791	$1,097,071,253	$1,084,309,878	$—	$—	48,227,166	$48,227,166	$1,643,641
State Street Navigator Securities Lending Portfolio II	98,112,218	98,112,218	1,953,688,137	2,021,351,387	—	—	30,448,968	30,448,968	63,463
Total		$133,578,009	$3,050,759,390	$3,105,661,265	$—	$—		$78,676,134	$1,707,104
See accompanying notes to Schedule of Investments.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 28.9%
Bank of America Corp.	44,448,584	$2,532,680,316
Citigroup, Inc.	11,611,646	1,625,165,974
Citizens Financial Group, Inc.	2,879,134	201,740,919
Fifth Third Bancorp	6,170,212	347,814,850
Huntington Bancshares, Inc.	13,800,589	244,684,443
JPMorgan Chase & Co.	18,242,250	5,971,235,693
KeyCorp	6,274,230	144,621,002
M&T Bank Corp.	997,091	237,317,629
PNC Financial Services Group, Inc.	2,733,702	673,092,107
Regions Financial Corp.	5,809,884	175,458,497
Truist Financial Corp.	8,482,192	422,582,805
U.S. Bancorp	10,568,030	638,309,012
Wells Fargo & Co.	20,833,735	1,721,699,860
		14,936,403,107
CAPITAL MARKETS — 25.1%
Ameriprise Financial, Inc.	612,082	280,798,738
ARES Management Corp. Class A (a)	1,436,054	159,847,171
Bank of New York Mellon Corp.	4,672,870	675,743,731
Blackrock, Inc.	982,912	945,128,863
Blackstone, Inc.	5,057,554	595,122,379
Cboe Global Markets, Inc.	712,513	172,905,530
Charles Schwab Corp.	11,129,650	1,026,932,806
CME Group, Inc.	2,466,724	544,726,661
Coinbase Global, Inc. Class A (a) (b)	1,514,347	221,382,388
FactSet Research Systems, Inc. (a)	248,030	57,066,742
Franklin Resources, Inc.	2,086,967	69,433,392
Goldman Sachs Group, Inc.	2,008,167	2,030,999,859
Interactive Brokers Group, Inc. Class A	3,033,066	263,998,065
Intercontinental Exchange, Inc.	3,849,938	473,965,867
Invesco Ltd.	3,018,136	79,648,609
KKR & Co., Inc.	4,707,104	432,018,005
Moody's Corp.	1,022,910	463,296,397
Morgan Stanley	8,161,197	1,706,016,621
MSCI, Inc.	495,659	277,588,866
Nasdaq, Inc.	3,041,551	239,735,050
Northern Trust Corp.	1,259,503	218,952,002
Raymond James Financial, Inc.	1,180,580	179,483,577
Robinhood Markets, Inc. Class A (b)	5,386,347	540,142,877
S&P Global, Inc.	2,063,971	840,572,829
State Street Corp. (c)	1,884,403	319,594,749
T. Rowe Price Group, Inc. (a)	1,458,796	165,850,517
		12,980,952,291
CONSUMER FINANCE — 4.4%
American Express Co.	3,623,180	1,225,540,635
Capital One Financial Corp.	4,236,493	849,925,225
Synchrony Financial	2,290,194	174,169,254
		2,249,635,114
Security Description	Shares	Value
FINANCIAL SERVICES — 28.0%
Apollo Global Management, Inc. (a)	3,139,799	$371,469,620
Berkshire Hathaway, Inc. Class B (b)	12,481,436	6,245,585,760
Block, Inc. (b)	3,643,440	276,901,440
Corpay, Inc. (b)	444,995	148,303,484
Fidelity National Information Services, Inc.	3,519,121	136,823,424
Fiserv, Inc. (b)	3,630,593	178,080,587
Global Payments, Inc. (a)	1,582,684	114,839,551
Jack Henry & Associates, Inc.	483,771	66,634,617
Mastercard, Inc. Class A	5,493,193	2,821,303,925
PayPal Holdings, Inc.	6,005,434	259,314,640
Visa, Inc. Class A	11,299,318	3,876,683,013
		14,495,940,061
INSURANCE — 13.4%
Aflac, Inc.	3,118,495	365,643,539
Allstate Corp.	1,752,627	417,020,068
American International Group, Inc.	3,609,933	269,048,306
Aon PLC Class A	1,454,126	482,319,053
Arch Capital Group Ltd. (b)	2,368,850	229,920,581
Arthur J Gallagher & Co.	1,749,057	401,531,016
Assurant, Inc.	337,390	90,599,337
Brown & Brown, Inc. (a)	1,984,603	127,312,282
Chubb Ltd.	2,455,870	836,813,144
Cincinnati Financial Corp.	1,053,162	194,982,413
Erie Indemnity Co. Class A (a)	172,994	41,475,312
Everest Group Ltd.	269,414	96,242,763
Globe Life, Inc.	528,233	94,384,672
Hartford Insurance Group, Inc.	1,866,439	247,340,496
Loews Corp.	1,148,760	130,051,120
Marsh & McLennan Cos., Inc.	3,279,936	546,666,933
MetLife, Inc.	3,679,477	311,320,549
Principal Financial Group, Inc.	1,338,130	144,223,651
Progressive Corp.	3,978,466	869,095,898
Prudential Financial, Inc.	2,362,547	254,989,698
Travelers Cos., Inc.	1,447,752	477,931,890
W.R. Berkley Corp.	2,002,377	141,227,650
Willis Towers Watson PLC	642,946	168,046,796
		6,938,187,167
TOTAL COMMON STOCKS (Cost $53,746,741,182)		51,601,117,740
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	69,221,246	69,221,246
See accompanying notes to Schedule of Investments.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	57,870,881	$57,870,881
TOTAL SHORT-TERM INVESTMENTS (Cost $127,092,127)		127,092,127
TOTAL INVESTMENTS — 100.1% (Cost $53,873,833,309)		51,728,209,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(39,190,392)
NET ASSETS — 100.0%		$51,689,019,475

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	410	09/18/2026	$67,845,746	$68,304,975	$459,229
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,601,117,740	$—	$—	$51,601,117,740
Short-Term Investments	127,092,127	—	—	127,092,127
TOTAL INVESTMENTS	$51,728,209,867	$—	$—	$51,728,209,867
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$459,229	$—	$—	$459,229
TOTAL OTHER FINANCIAL INSTRUMENTS:	$459,229	$—	$—	$459,229
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	1,985,828	$230,375,906	$225,979,703	$238,763,149	$61,077,493	$40,924,796	1,884,403	$319,594,749	$4,860,043
State Street Institutional U.S. Government Money Market Fund, Class G Shares	53,803,360	53,803,360	1,123,277,868	1,107,859,982	—	—	69,221,246	69,221,246	1,434,859
State Street Navigator Securities Lending Portfolio II	57,778,429	57,778,429	1,450,240,069	1,450,147,617	—	—	57,870,881	57,870,881	57,440
Total		$341,957,695	$2,799,497,640	$2,796,770,748	$61,077,493	$40,924,796		$446,686,876	$6,352,342
See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 18.5%
AbbVie, Inc.	12,526,178	$3,152,087,432
Amgen, Inc.	3,826,389	1,385,611,985
Biogen, Inc. (a)	1,046,763	226,163,614
Gilead Sciences, Inc.	8,802,472	1,112,104,312
Incyte Corp. (a)	1,189,754	134,870,513
Moderna, Inc. (a) (b)	2,503,646	175,330,329
Regeneron Pharmaceuticals, Inc.	708,403	441,717,607
Vertex Pharmaceuticals, Inc. (a)	1,799,427	893,829,374
		7,521,715,166
HEALTH CARE EQUIPMENT & SUPPLIES — 15.4%
Abbott Laboratories	12,348,978	1,120,546,264
Align Technology, Inc. (a)	472,209	79,642,770
Baxter International, Inc. (b)	3,661,624	78,065,824
Becton Dickinson & Co.	1,953,475	295,619,372
Boston Scientific Corp. (a)	10,537,914	449,758,169
Cooper Cos., Inc. (a)	1,383,290	99,195,726
Dexcom, Inc. (a)	2,735,707	184,249,866
Edwards Lifesciences Corp. (a)	4,082,251	369,280,425
GE HealthCare Technologies, Inc.	3,225,097	206,438,459
Hologic, Inc. (a)	1,617,201	16,172
IDEXX Laboratories, Inc. (a)	559,257	294,415,255
Insulet Corp. (a)	491,081	74,767,082
Intuitive Surgical, Inc. (a)	2,510,946	998,553,005
Medtronic PLC	9,102,464	712,085,759
ResMed, Inc. (b)	1,028,385	200,411,669
Solventum Corp. (a)	1,043,604	80,514,048
STERIS PLC	695,359	146,421,745
Stryker Corp.	2,446,139	770,142,403
Zimmer Biomet Holdings, Inc.	1,371,629	118,083,541
		6,278,207,554
HEALTH CARE PROVIDERS & SERVICES — 18.7%
Cardinal Health, Inc.	1,660,452	394,456,977
Cencora, Inc.	1,379,397	390,341,763
Centene Corp. (a)	3,325,888	213,488,751
Cigna Group	1,875,470	517,029,570
CVS Health Corp.	9,045,982	935,806,838
DaVita, Inc. (a)	227,580	50,631,998
Elevance Health, Inc.	1,539,617	595,416,082
HCA Healthcare, Inc.	1,100,940	429,245,497
Henry Schein, Inc. (a) (b)	686,509	57,337,232
Humana, Inc.	851,186	338,108,103
Labcorp Holdings, Inc.	581,366	162,782,480
McKesson Corp.	852,212	643,931,387
Quest Diagnostics, Inc.	784,788	166,335,817
UnitedHealth Group, Inc.	6,438,512	2,676,038,742
Universal Health Services, Inc. Class B	377,815	56,177,312
		7,627,128,549
HEALTH CARE TECHNOLOGY — 0.5%
Veeva Systems, Inc. Class A (a)	1,064,522	188,920,720
LIFE SCIENCES TOOLS & SERVICES — 8.7%
Agilent Technologies, Inc.	2,003,593	266,137,258
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,110,060	$78,425,739
Charles River Laboratories International, Inc. (a)	341,481	77,444,476
Danaher Corp.	4,465,957	850,675,489
IQVIA Holdings, Inc. (a)	1,183,268	228,631,043
Mettler-Toledo International, Inc. (a)	143,270	183,028,858
Revvity, Inc. (b)	790,963	88,002,543
Thermo Fisher Scientific, Inc.	2,634,693	1,320,929,683
Waters Corp. (a)	696,100	261,065,344
West Pharmaceutical Services, Inc.	500,837	179,800,483
		3,534,140,916
PHARMACEUTICALS — 38.0%
Bristol-Myers Squibb Co.	14,477,766	834,208,877
Eli Lilly & Co.	5,608,441	6,726,932,389
Johnson & Johnson	17,066,625	4,334,410,751
Merck & Co., Inc.	17,510,463	2,250,094,495
Pfizer, Inc.	40,407,651	973,016,236
Viatris, Inc.	8,256,417	131,111,902
Zoetis, Inc.	2,972,182	213,580,999
		15,463,355,649
TOTAL COMMON STOCKS (Cost $44,126,315,302)		40,613,468,554
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	101,803,911	101,803,911
State Street Navigator Securities Lending Portfolio II (e) (f)	5,091,344	5,091,344
TOTAL SHORT-TERM INVESTMENTS (Cost $106,895,255)		106,895,255
TOTAL INVESTMENTS — 100.0% (Cost $44,233,210,557)		40,720,363,809
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(18,695,113)
NET ASSETS — 100.0%		$40,701,668,696

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Health Care Select Sector Index (long)	575	09/18/2026	$89,540,898	$92,902,750	$3,361,852
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,613,452,382	$16,172	$—	$40,613,468,554
Short-Term Investments	106,895,255	—	—	106,895,255
TOTAL INVESTMENTS	$40,720,347,637	$16,172	$—	$40,720,363,809
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,361,852	$—	$—	$3,361,852
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,361,852	$—	$—	$3,361,852
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	25,290,125	$25,290,125	$956,126,374	$879,612,588	$—	$—	101,803,911	$101,803,911	$1,573,977
State Street Navigator Securities Lending Portfolio II	33,104,718	33,104,718	1,579,981,741	1,607,995,115	—	—	5,091,344	5,091,344	140,116
Total		$58,394,843	$2,536,108,115	$2,487,607,703	$—	$—		$106,895,255	$1,714,093
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 25.3%
Axon Enterprise, Inc. (a) (b)	473,266	$265,317,652
Boeing Co. (a)	4,628,378	1,001,904,986
General Dynamics Corp.	1,490,286	527,918,913
General Electric Co.	6,125,838	2,289,409,436
Honeywell Aerospace, Inc. (a)	1,859,559	411,111,304
Howmet Aerospace, Inc.	2,349,398	631,659,146
Huntington Ingalls Industries, Inc.	231,324	64,745,274
L3Harris Technologies, Inc.	1,093,722	317,824,676
Lockheed Martin Corp.	1,191,292	606,915,622
Northrop Grumman Corp.	783,909	399,252,693
RTX Corp.	7,906,857	1,500,167,979
Textron, Inc.	1,021,695	93,720,082
TransDigm Group, Inc.	328,421	437,469,909
		8,547,417,672
AIR FREIGHT & LOGISTICS — 3.3%
CH Robinson Worldwide, Inc.	692,096	130,349,361
Expeditors International of Washington, Inc.	767,872	125,147,778
FedEx Corp.	1,288,905	403,594,823
United Parcel Service, Inc. Class B	4,383,565	471,233,237
		1,130,325,199
AIRLINES — 2.3%
Delta Air Lines, Inc.	3,836,624	359,338,204
Southwest Airlines Co.	2,869,752	147,562,648
United Airlines Holdings, Inc. (a)	1,905,684	259,153,967
		766,054,819
BUILDING PRODUCTS — 5.5%
A.O. Smith Corp. (b)	657,487	41,237,584
Allegion PLC	503,073	70,676,726
Builders FirstSource, Inc. (a)	631,531	56,509,394
Carrier Global Corp.	4,584,054	336,240,361
Johnson Controls International PLC	3,582,186	523,393,196
Lennox International, Inc.	185,943	106,536,042
Masco Corp.	1,190,532	96,873,589
Trane Technologies PLC	1,297,836	637,445,130
		1,868,912,022
COMMERCIAL SERVICES & SUPPLIES — 4.2%
Cintas Corp.	1,996,740	339,605,539
Copart, Inc. (a)	5,215,371	147,021,309
Republic Services, Inc.	1,174,230	250,204,928
Rollins, Inc.	1,716,068	71,628,678
Veralto Corp.	1,442,026	127,878,866
Waste Management, Inc.	2,169,117	483,452,797
		1,419,792,117
CONSTRUCTION & ENGINEERING — 3.7%
Comfort Systems USA, Inc.	206,357	408,989,256
EMCOR Group, Inc.	260,885	216,503,244
Quanta Services, Inc.	881,074	634,408,523
		1,259,901,023
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 14.7%
AMETEK, Inc.	1,345,700	$325,578,658
Eaton Corp. PLC	2,279,836	971,483,716
Emerson Electric Co. (b)	3,288,563	470,757,794
GE Vernova, Inc.	1,577,783	1,853,674,135
Generac Holdings, Inc. (a)	345,636	101,205,677
Hubbell, Inc.	310,265	162,330,648
Rockwell Automation, Inc.	653,330	323,450,616
Vertiv Holdings Co. Class A	2,255,268	755,108,832
		4,963,590,076
GROUND TRANSPORTATION — 9.4%
CSX Corp.	10,909,677	518,536,948
Fedex Freight Holding Co., Inc. (a)	638,293	96,382,243
JB Hunt Transport Services, Inc.	438,407	126,888,138
Norfolk Southern Corp.	1,318,672	414,841,025
Old Dominion Freight Line, Inc.	1,074,524	232,741,898
Uber Technologies, Inc. (a)	11,951,724	862,436,404
Union Pacific Corp.	3,485,896	948,163,712
		3,199,990,368
INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	3,062,373	495,828,812
Honeywell International, Inc.	1,859,559	416,355,260
		912,184,072
MACHINERY — 22.0%
Caterpillar, Inc.	2,704,353	2,879,865,510
Cummins, Inc.	810,138	577,798,523
Deere & Co.	1,474,910	935,579,660
Dover Corp.	789,912	177,161,463
Fortive Corp.	1,789,962	109,348,779
IDEX Corp.	434,598	98,632,016
Illinois Tool Works, Inc. (b)	1,535,831	415,396,211
Ingersoll Rand, Inc. (b)	2,090,846	171,428,463
Nordson Corp.	311,157	93,872,955
Otis Worldwide Corp.	2,252,983	161,313,583
PACCAR, Inc.	3,090,033	371,174,764
Parker-Hannifin Corp.	740,330	724,131,580
Pentair PLC	948,849	72,738,764
Snap-on, Inc.	304,399	122,490,158
Stanley Black & Decker, Inc. (b)	912,709	85,904,171
Westinghouse Air Brake Technologies Corp.	996,236	268,585,226
Xylem, Inc. (b)	1,395,554	164,968,438
		7,430,390,264
PROFESSIONAL SERVICES — 3.6%
Automatic Data Processing, Inc.	2,346,981	525,606,395
Broadridge Financial Solutions, Inc.	679,021	92,991,926
Equifax, Inc.	699,052	110,953,534
Jacobs Solutions, Inc.	693,320	87,358,320
Leidos Holdings, Inc.	738,527	76,046,125
Paychex, Inc.	1,891,992	186,039,573
Verisk Analytics, Inc.	769,281	138,109,018
		1,217,104,891
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co.	6,740,561	$323,749,145
United Rentals, Inc.	367,819	416,698,467
WW Grainger, Inc.	255,034	346,948,253
		1,087,395,865
TOTAL COMMON STOCKS (Cost $30,166,466,636)		33,803,058,388
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	18,850,829	18,850,829
State Street Navigator Securities Lending Portfolio II (e) (f)	4,248,136	4,248,136
TOTAL SHORT-TERM INVESTMENTS (Cost $23,098,965)		23,098,965
TOTAL INVESTMENTS — 100.0% (Cost $30,189,565,601)		33,826,157,353
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		8,013,704
NET ASSETS — 100.0%		$33,834,171,057

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	125	09/18/2026	$22,360,000	$23,523,750	$1,163,750
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,803,058,388	$—	$—	$33,803,058,388
Short-Term Investments	23,098,965	—	—	23,098,965
TOTAL INVESTMENTS	$33,826,157,353	$—	$—	$33,826,157,353
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,163,750	$—	$—	$1,163,750
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,163,750	$—	$—	$1,163,750
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,080,176	$16,080,176	$463,268,700	$460,498,047	$—	$—	18,850,829	$18,850,829	$481,082
State Street Navigator Securities Lending Portfolio II	31,150,393	31,150,393	2,823,475,504	2,850,377,761	—	—	4,248,136	4,248,136	129,277
Total		$47,230,569	$3,286,744,204	$3,310,875,808	$—	$—		$23,098,965	$610,359
See accompanying notes to Schedule of Investments.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 51.8%
Air Products & Chemicals, Inc.	1,288,774	$377,842,761
Albemarle Corp.	1,290,208	174,216,786
CF Industries Holdings, Inc.	1,680,678	181,950,200
Corteva, Inc.	4,785,821	405,311,181
Dow, Inc.	7,884,694	215,725,228
DuPont de Nemours, Inc.	1,494,841	202,760,233
Ecolab, Inc.	1,386,655	386,335,950
International Flavors & Fragrances, Inc. (a)	2,792,996	221,261,143
Linde PLC	2,214,760	1,149,327,554
LyondellBasell Industries NV Class A (a)	2,824,905	148,731,248
Mosaic Co.	3,477,189	73,681,635
PPG Industries, Inc.	2,438,420	295,755,962
Sherwin-Williams Co.	1,172,574	403,740,680
		4,236,640,561
CONSTRUCTION MATERIALS — 13.9%
CRH PLC	3,564,216	381,371,112
Martin Marietta Materials, Inc.	644,541	371,706,795
Vulcan Materials Co.	1,306,929	385,557,124
		1,138,635,031
CONTAINERS & PACKAGING — 15.3%
Amcor PLC (a)	5,057,902	219,260,052
Avery Dennison Corp.	836,785	135,852,045
Ball Corp.	2,912,690	181,751,856
International Paper Co.	5,792,765	220,704,346
Packaging Corp. of America	968,615	230,801,582
Smurfit Westrock PLC (a)	5,737,528	265,418,045
		1,253,787,926
METALS & MINING — 18.8%
Freeport-McMoRan, Inc.	6,886,278	433,078,024
Security Description	Shares	Value
Newmont Corp.	5,113,837	$477,632,376
Nucor Corp.	1,422,651	316,895,510
Steel Dynamics, Inc.	1,327,996	304,721,962
		1,532,327,872
TOTAL COMMON STOCKS (Cost $8,590,994,021)		8,161,391,390
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	8,064,210	8,064,210
State Street Navigator Securities Lending Portfolio II (d) (e)	15,323,547	15,323,547
TOTAL SHORT-TERM INVESTMENTS (Cost $23,387,757)		23,387,757
TOTAL INVESTMENTS — 100.1% (Cost $8,614,381,778)		8,184,779,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(11,140,647)
NET ASSETS — 100.0%		$8,173,638,500

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	116	09/18/2026	$13,050,383	$12,610,360	$(440,023)
See accompanying notes to Schedule of Investments.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,161,391,390	$—	$—	$8,161,391,390
Short-Term Investments	23,387,757	—	—	23,387,757
TOTAL INVESTMENTS	$8,184,779,147	$—	$—	$8,184,779,147
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(440,023)	$—	$—	$(440,023)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(440,023)	$—	$—	$(440,023)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,981,756	$5,981,756	$161,498,859	$159,416,405	$—	$—	8,064,210	$8,064,210	$223,057
State Street Navigator Securities Lending Portfolio II	4,064,245	4,064,245	1,099,695,408	1,088,436,106	—	—	15,323,547	15,323,547	57,908
Total		$10,046,001	$1,261,194,267	$1,247,852,511	$—	$—		$23,387,757	$280,965
See accompanying notes to Schedule of Investments.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE REITs — 17.9%
Alexandria Real Estate Equities, Inc. REIT	1,328,120	$70,191,141
Healthpeak Properties, Inc. REIT	5,838,705	124,948,287
Ventas, Inc. REIT	4,117,397	365,624,854
Welltower, Inc. REIT	3,965,199	899,981,217
		1,460,745,499
HOTEL & RESORT REITs — 1.5%
Host Hotels & Resorts, Inc. REIT	5,387,246	127,731,603
INDUSTRIAL REITs — 8.7%
Prologis, Inc. REIT	5,237,712	709,552,845
OFFICE REITs — 1.0%
BXP, Inc. REIT	1,252,629	83,061,829
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.3%
CBRE Group, Inc. Class A (a)	2,479,863	334,012,747
CoStar Group, Inc. (a)	3,456,425	97,885,956
		431,898,703
RESIDENTIAL REITs — 12.9%
AvalonBay Communities, Inc. REIT	1,176,718	222,034,919
Camden Property Trust REIT	851,209	97,454,918
Equity Residential REIT	2,888,092	196,188,090
Essex Property Trust, Inc. REIT	544,237	158,694,067
Invitation Homes, Inc. REIT	4,622,483	139,645,211
Mid-America Apartment Communities, Inc. REIT	984,362	136,767,256
UDR, Inc. REIT	2,504,493	99,979,361
		1,050,763,822
RETAIL REITs — 13.7%
Federal Realty Investment Trust REIT	665,715	82,175,860
Kimco Realty Corp. REIT	5,711,496	144,786,423
Realty Income Corp. REIT	6,003,621	371,984,357
Regency Centers Corp. REIT	1,393,731	111,136,110
Simon Property Group, Inc. REIT	1,821,515	407,381,830
		1,117,464,580
Security Description	Shares	Value
SPECIALIZED REITs — 38.6%
American Tower Corp. REIT	2,617,430	$428,133,025
Crown Castle, Inc. REIT	3,696,353	279,924,813
Digital Realty Trust, Inc. REIT	2,081,443	373,785,534
Equinix, Inc. REIT	553,287	576,740,836
Extra Space Storage, Inc. REIT	1,789,089	259,954,632
Iron Mountain, Inc. REIT	2,519,789	318,274,549
Public Storage REIT	1,151,371	366,492,903
SBA Communications Corp. REIT	897,050	158,293,443
VICI Properties, Inc. REIT	9,254,570	245,708,833
Weyerhaeuser Co. REIT	6,098,611	146,000,747
		3,153,309,315
TOTAL COMMON STOCKS (Cost $8,652,356,657)		8,134,528,196
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $13,566,266)	13,566,266	13,566,266
TOTAL INVESTMENTS — 99.8% (Cost $8,665,922,923)		8,148,094,462
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		17,955,782
NET ASSETS — 100.0%		$8,166,050,244

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	600	09/18/2026	$33,070,900	$32,580,000	$(490,900)
See accompanying notes to Schedule of Investments.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,134,528,196	$—	$—	$8,134,528,196
Short-Term Investment	13,566,266	—	—	13,566,266
TOTAL INVESTMENTS	$8,148,094,462	$—	$—	$8,148,094,462
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(490,900)	$—	$—	$(490,900)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(490,900)	$—	$—	$(490,900)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,493,518	$17,493,518	$322,966,212	$326,893,464	$—	$—	13,566,266	$13,566,266	$287,313
State Street Navigator Securities Lending Portfolio II	40,613,881	40,613,881	49,604,038	90,217,919	—	—	—	—	5,078
Total		$58,107,399	$372,570,250	$417,111,383	$—	$—		$13,566,266	$292,391
See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 5.5%
Arista Networks, Inc. (a)	8,147,709	$1,384,132,805
Ciena Corp. (a)	1,115,756	547,345,263
Cisco Systems, Inc.	31,168,052	3,660,999,388
F5, Inc. (a)	445,195	185,183,312
Lumentum Holdings, Inc. (a)	613,908	526,769,899
Motorola Solutions, Inc.	1,309,853	543,968,852
		6,848,399,519
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Amphenol Corp. Class A	9,707,579	1,711,640,329
CDW Corp.	1,008,069	141,774,824
Coherent Corp. (a)	1,543,742	608,959,907
Corning, Inc.	6,179,975	1,578,551,014
Flex Ltd. (a)	2,901,260	470,207,208
Jabil, Inc.	832,517	320,918,653
Keysight Technologies, Inc. (a)	1,353,282	473,743,430
TE Connectivity PLC	2,303,284	464,365,087
Teledyne Technologies, Inc. (a)	365,564	243,794,632
Zebra Technologies Corp. Class A (a)	375,912	98,962,593
		6,112,917,677
IT SERVICES — 2.7%
Accenture PLC Class A	4,844,485	602,847,713
Akamai Technologies, Inc. (a)	1,147,252	135,616,659
Cognizant Technology Solutions Corp. Class A	3,739,230	144,820,378
Gartner, Inc. (a)	528,251	68,471,895
GoDaddy, Inc. Class A (a)	1,044,833	88,685,425
International Business Machines Corp.	7,416,461	2,085,582,998
VeriSign, Inc.	646,267	162,574,926
		3,288,599,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 48.8%
Advanced Micro Devices, Inc. (a)	10,036,791	5,830,472,260
Analog Devices, Inc.	3,852,372	1,530,046,587
Applied Materials, Inc.	6,262,264	4,527,616,872
Broadcom, Inc.	15,294,416	5,777,465,644
First Solar, Inc. (a)	847,943	200,080,630
Intel Corp. (a)	37,279,821	5,205,381,406
KLA Corp.	10,307,656	3,109,922,892
Lam Research Corp.	9,868,085	4,276,137,273
Marvell Technology, Inc.	6,908,820	2,058,068,390
Microchip Technology, Inc.	4,270,020	389,425,824
Micron Technology, Inc.	5,016,452	5,790,440,379
Monolithic Power Systems, Inc.	387,677	535,909,178
NVIDIA Corp.	78,239,499	15,654,941,355
NXP Semiconductors NV	1,992,197	559,867,123
ON Semiconductor Corp. (a)	3,092,409	292,356,347
Qnity Electronics, Inc.	1,651,843	269,762,480
QUALCOMM, Inc.	8,316,978	1,536,894,365
Skyworks Solutions, Inc.	1,186,863	80,469,311
Security Description	Shares	Value
Teradyne, Inc.	1,235,251	$597,663,844
Texas Instruments, Inc.	7,181,454	2,140,575,994
		60,363,498,154
SOFTWARE — 20.4%
Adobe, Inc. (a)	3,189,489	653,909,035
AppLovin Corp. Class A (a)	2,122,973	1,093,819,379
Autodesk, Inc. (a)	1,666,120	323,927,050
Cadence Design Systems, Inc. (a)	2,176,449	816,864,839
Crowdstrike Holdings, Inc. Class A (a)	2,008,500	1,532,766,690
Datadog, Inc. Class A (a)	2,610,517	679,674,206
Fair Isaac Corp. (a) (b)	183,004	218,649,519
Fortinet, Inc. (a)	4,914,052	754,896,668
Gen Digital, Inc.	4,349,066	108,248,253
Intuit, Inc.	2,182,213	569,557,593
Microsoft Corp.	23,996,062	8,951,011,047
Oracle Corp.	13,389,765	1,962,270,061
Palantir Technologies, Inc. Class A (a)	18,117,954	2,113,821,693
Palo Alto Networks, Inc. (a)	6,399,499	2,182,357,149
PTC, Inc. (a)	911,409	103,545,177
Roper Technologies, Inc.	796,311	269,463,679
Salesforce, Inc.	6,455,184	1,011,269,125
ServiceNow, Inc. (a)	8,137,881	807,928,826
Synopsys, Inc. (a)	1,511,567	674,264,692
Trimble, Inc. (a)	1,839,399	94,140,441
Tyler Technologies, Inc. (a)	332,737	97,312,263
Workday, Inc. Class A (a)	1,607,493	196,789,293
		25,216,486,678
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.6%
Apple, Inc.	47,444,510	13,728,543,414
Dell Technologies, Inc. Class C	2,282,665	984,878,641
Hewlett Packard Enterprise Co.	10,470,037	472,303,369
HP, Inc. (b)	7,216,581	158,331,787
NetApp, Inc.	1,557,056	240,969,986
Sandisk Corp. (a)	1,168,549	2,656,964,918
Seagate Technology Holdings PLC (b)	1,769,346	1,707,418,890
Super Micro Computer, Inc. (a) (b)	4,440,768	130,247,725
Western Digital Corp. (b)	2,719,855	1,737,225,786
		21,816,884,516
TOTAL COMMON STOCKS (Cost $82,745,076,309)		123,646,786,538
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	63,063,933	63,063,933
See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	175,176,690	$175,176,690
TOTAL SHORT-TERM INVESTMENTS (Cost $238,240,623)		238,240,623
TOTAL INVESTMENTS — 100.1% (Cost $82,983,316,932)		123,885,027,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(172,842,754)
NET ASSETS — 100.0%		$123,712,184,407

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	285	09/18/2026	$111,164,250	$110,411,850	$(752,400)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$123,646,786,538	$—	$—	$123,646,786,538
Short-Term Investments	238,240,623	—	—	238,240,623
TOTAL INVESTMENTS	$123,885,027,161	$—	$—	$123,885,027,161
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(752,400)	$—	$—	$(752,400)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(752,400)	$—	$—	$(752,400)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,163,808	$76,163,808	$1,099,422,625	$1,112,522,500	$—	$—	63,063,933	$63,063,933	$1,778,084
State Street Navigator Securities Lending Portfolio II	169,137,084	169,137,084	6,529,158,492	6,523,118,886	—	—	175,176,690	175,176,690	250,110
Total		$245,300,892	$7,628,581,117	$7,635,641,386	$—	$—		$238,240,623	$2,028,194
See accompanying notes to Schedule of Investments.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 64.9%
Alliant Energy Corp. (a)	4,219,648	$321,916,946
American Electric Power Co., Inc. (a)	8,889,413	1,216,160,593
Constellation Energy Corp. (a)	5,222,837	1,297,196,026
Duke Energy Corp.	12,736,797	1,612,223,764
Edison International	6,286,706	468,045,262
Entergy Corp. (a)	7,480,833	859,248,478
Evergy, Inc. (a)	3,766,055	325,500,134
Eversource Energy	6,144,327	444,050,512
Exelon Corp. (a)	16,716,883	779,341,085
FirstEnergy Corp. (a)	8,505,210	404,337,683
NextEra Energy, Inc. (a)	34,069,753	2,990,302,221
NRG Energy, Inc.	3,447,059	503,477,438
PG&E Corp.	35,979,284	605,171,557
Pinnacle West Capital Corp.	1,979,879	211,847,053
PPL Corp.	12,291,738	446,804,676
Southern Co. (a)	18,417,534	1,762,742,179
Xcel Energy, Inc. (a)	10,199,095	818,987,328
		15,067,352,935
GAS UTILITIES — 2.0%
Atmos Energy Corp.	2,727,055	469,789,765
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.3%
AES Corp.	11,651,466	170,810,492
Vistra Corp.	5,178,246	821,425,163
		992,235,655
MULTI-UTILITIES — 26.6%
Ameren Corp. (a)	4,521,541	511,114,995
CenterPoint Energy, Inc. (a)	10,687,594	470,681,640
CMS Energy Corp. (a)	5,047,076	386,101,314
Consolidated Edison, Inc. (a)	6,020,917	666,094,048
Dominion Energy, Inc.	14,368,362	981,215,441
DTE Energy Co.	3,398,661	517,853,976
NiSource, Inc.	7,832,972	372,457,819
Security Description	Shares	Value
Public Service Enterprise Group, Inc. (a)	8,141,502	$660,764,302
Sempra (a)	10,679,771	990,121,569
WEC Energy Group, Inc. (a)	5,321,521	621,394,007
		6,177,799,111
WATER UTILITIES — 1.8%
American Water Works Co., Inc. (a)	3,190,522	419,808,885
TOTAL COMMON STOCKS (Cost $22,416,294,541)		23,126,986,351
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	53,959,204	53,959,204
State Street Navigator Securities Lending Portfolio II (d) (e)	56,168,990	56,168,990
TOTAL SHORT-TERM INVESTMENTS (Cost $110,128,194)		110,128,194
TOTAL INVESTMENTS — 100.1% (Cost $22,526,422,735)		23,237,114,545
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(32,740,396)
NET ASSETS — 100.0%		$23,204,374,149

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended June 30, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	692	09/18/2026	$62,891,244	$63,788,560	$897,316
See accompanying notes to Schedule of Investments.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,126,986,351	$—	$—	$23,126,986,351
Short-Term Investments	110,128,194	—	—	110,128,194
TOTAL INVESTMENTS	$23,237,114,545	$—	$—	$23,237,114,545
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$897,316	$—	$—	$897,316
TOTAL OTHER FINANCIAL INSTRUMENTS:	$897,316	$—	$—	$897,316
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,116,046	$24,116,046	$759,386,122	$729,542,964	$—	$—	53,959,204	$53,959,204	$1,058,803
State Street Navigator Securities Lending Portfolio II	191,357,269	191,357,269	2,877,006,548	3,012,194,827	—	—	56,168,990	56,168,990	187,273
Total		$215,473,315	$3,636,392,670	$3,741,737,791	$—	$—		$110,128,194	$1,246,076
See accompanying notes to Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments  (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in overseeing the determination of the value of the Funds’ investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026, is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.